EMPLOYEE BENEFIT PLANS - Assumptions, Estimated Future Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology for 2014) (as a percent)	4.00%
Periodic cost (as a percent)	3.70%	3.60%
Rates of compensation increase: Benefit obligation (as a percent)		6.00%
Rates of compensation increase: Periodic cost (as a percent)		6.46%
Expected long-term rates of return on pension plan assets (periodic cost) (as a percent)	6.50%	6.75%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	$ 4
2018	6
2019	6
2020	5
2021	6
Years 2022-2026	$ 38
AXA Equitable QP, immediately preceding Transfer to AXA Financial
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology for 2014) (as a percent)	3.98%	3.98%
Other AXA Equitable defined benefit plans
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology for 2014) (as a percent)	3.48%	3.66%
AB Qualified Retirement Plan
Weighted Average Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Benefits obligations (aggregate methodology for 2014) (as a percent)	4.75%	4.30%